Operating costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Labour costs
Wages, salaries and related taxes and benefits	$ (4,274)	$ (4,156)
Post-employment benefit plans service cost (net of capitalized amounts)	(266)	(242)
Other labour costs	(1,043)	(1,056)
Less:
Capitalized labour	1,093	1,043
Total labour costs	(4,490)	(4,411)
Cost of revenues	(7,360)	(7,014)
Other operating costs	(2,083)	(2,050)
Total operating costs	(13,933)	(13,475)
Research and development expense	$ 106	$ 119